SUPPLEMENTARY DISCLOSURES - Narrative (Details) - employee	Dec. 31, 2017	Dec. 31, 2016
Directors
Disclosure of transactions between related parties [line items]
Number of employees	6	6
Officers
Disclosure of transactions between related parties [line items]
Number of employees	7	7